PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015
	US$	US$
Computer equipment	6,001	6,742
Leasehold improvements	2,186	2,353
Electronic equipment	514	455
Office equipment	2,122	2,062
Motor vehicles	70	255
Total	10,893	11,867
Less: accumulated depreciation	(4,909)	(6,559)
Property and equipment, net	5,984	5,308

The depreciation expense for property and equipment was US$1,223, US$2,352 and US$3,204 for the years ended December 31, 2013, 2014 and 2015, respectively.